Other Gain (Loss)	12 Months Ended
Dec. 31, 2019
Other Gain (Loss) [Abstract]
Other (Loss) Gain

12.	OTHER GAIN (LOSS)
Other gain (loss) recorded in net earnings (loss) for the years ended:

	December 31,	December 31,
	2019	2018
Reduction of obligation to renounce flow-through exploration expenditures	$0.6	$0.6
Unrealized loss on non-hedging derivatives	(0.6)	(0.4)
Loss on disposal of assets	(0.7)	(6.1)
Gain on Sale of non-core royalties (i)	8.0	—
Other	(2.2)	(2.5)
	$5.1	($8.4)
(i)    Sale of non-core royalties
On April 1, 2019, the Company completed an agreement for the sale of a portfolio of non-core royalties to Metalla Royalty & Streaming Ltd. (“Metalla”) for proceeds of 8,239,698 Metalla common shares valued at $8.0 million. The Company recorded a gain of $8.0 million.